Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
November 30, 2025
RET-NPRT3-0126
1.810717.121
Common Stocks - 95.8%
	Shares	Value ($)
BRAZIL - 3.1%
Consumer Discretionary - 3.1%
Broadline Retail - 3.1%
MercadoLibre Inc (a)	38,113	78,961,751
CANADA - 0.7%
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Aritzia Inc Subordinate Voting Shares (a)	222,837	17,548,543
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports Inc (a)	296,839	11,021,632
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Birkenstock Holding Plc (a)(b)	184,900	8,011,717
UNITED STATES - 91.3%
Consumer Discretionary - 66.9%
Broadline Retail - 26.9%
Amazon.com Inc (a)	2,741,247	639,313,626
Etsy Inc (a)	435,379	23,606,249
Ollie's Bargain Outlet Holdings Inc (a)	202,421	24,920,049
		687,839,924
Household Durables - 0.4%
Somnigroup International Inc	103,741	9,494,376
Specialty Retail - 31.3%
Abercrombie & Fitch Co Class A (a)	284,908	27,883,946
American Eagle Outfitters Inc (b)	1,375,492	28,060,037
Bath & Body Works Inc	600,775	10,459,492
Carvana Co Class A (a)	35,129	13,155,811
Dick's Sporting Goods Inc (b)	189,812	39,209,465
Floor & Decor Holdings Inc Class A (a)(b)	426,324	27,122,733
Group 1 Automotive Inc	60,438	24,238,056
Home Depot Inc/The	117,502	41,938,814
Lowe's Cos Inc	704,203	170,755,143
O'Reilly Automotive Inc (a)	865,470	88,018,299
RH (a)(b)	109,549	17,263,827
Ross Stores Inc	393,232	69,350,396
TJX Cos Inc/The	785,072	119,268,138
Ulta Beauty Inc (a)	94,631	50,990,022
Urban Outfitters Inc (a)	259,811	19,244,201
Warby Parker Inc Class A (a)(b)	516,867	10,239,134
Wayfair Inc Class A (a)	132,381	14,667,815
Williams-Sonoma Inc	166,575	29,985,166
		801,850,495
Textiles, Apparel & Luxury Goods - 8.3%
Capri Holdings Ltd (a)	1,023,282	25,960,664
Deckers Outdoor Corp (a)	262,358	23,095,375
Lululemon Athletica Inc (a)	70,955	13,068,492
NIKE Inc Class B	1,174,414	75,902,377
PVH Corp (b)	315,572	26,747,883
Tapestry Inc	446,316	48,773,412
		213,548,203
TOTAL CONSUMER DISCRETIONARY		1,712,732,998

Consumer Staples - 24.4%
Consumer Staples Distribution & Retail - 24.4%
BJ's Wholesale Club Holdings Inc (a)	60,000	5,353,799
Casey's General Stores Inc (b)	95,269	54,347,154
Costco Wholesale Corp	175,700	160,517,763
Dollar Tree Inc (a)	726,796	80,536,265
Grocery Outlet Holding Corp (a)(b)	974,628	10,847,610
Kroger Co/The	333,000	22,404,240
Target Corp	538,975	48,841,915
Walmart Inc	2,192,079	242,246,650
		625,095,396
TOTAL UNITED STATES		2,337,828,394
TOTAL COMMON STOCKS (Cost $1,260,540,410)		2,453,372,037

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	2,195,955	2,196,394
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	42,874,430	42,878,718
TOTAL MONEY MARKET FUNDS (Cost $45,075,112)			45,075,112

TOTAL INVESTMENT IN SECURITIES - 97.6% (Cost $1,305,615,522)	2,498,447,149
NET OTHER ASSETS (LIABILITIES) - 2.4%	62,006,776
NET ASSETS - 100.0%	2,560,453,925

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $31,738,988.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,201,887	374,182,355	396,188,193	393,255	345	-	2,196,394	2,195,955	0.0%
Fidelity Securities Lending Cash Central Fund	87,724,476	1,177,830,499	1,222,670,479	36,699	(5,778)	-	42,878,718	42,874,430	0.1%
Total	111,926,363	1,552,012,854	1,618,858,672	429,954	(5,433)	-	45,075,112

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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